Subsequent events (Details) - USD ($)		12 Months Ended
	Feb. 04, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 03, 2020	Jan. 31, 2020	Dec. 15, 2017	Mar. 22, 2017	Feb. 28, 2017	Aug. 05, 2016
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding		$ 10,640,000,000	$ 11,035,000,000	$ 11,389,000,000
Loss on extinguishment of debt		0	$ 3,000,000	$ 67,000,000
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount repurchased						$ (38,000,000)
Share buyback (in shares)	$ 35,791,985
Securitization Facility
Disclosure of non-adjusting events after reporting period [line items]
Facility amount								$ 600,000,000
Principal amount outstanding		420,000,000						452,000,000
Securitization Facility | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Facility amount						450,000,000		$ 600,000,000
Reduction in borrowings						23,000,000
Principal amount outstanding		$ 420,000,000				397,000,000
Term Loan | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding					$ 2,475,000,000
Credit Agreement
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding									$ 3,583,000,000
Credit Agreement | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount repurchased						(18,000,000)
5.750% Senior Secured Notes due 2020
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		5.75%					5.75%
5.750% Senior Secured Notes due 2020 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount repurchased	$ (3,100,000,000)					$ (18,000,000)
Interest rate	5.75%					5.75%
Loss on extinguishment of debt	$ 3,000,000
Floating Rate Senior Secured Notes due 2021 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount repurchased						$ (1,000,000)
5.125% Senior Secured Notes due 2023
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		5.125%								5.125%
Facility amount										$ 250,000,000
5.125% Senior Secured Notes due 2023 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount repurchased						$ (1,000,000)
Interest rate					5.125%	5.125%
7.000% Senior Notes due 2024
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		7.00%
7.000% Senior Notes due 2024 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Interest rate					7.00%